Commitments	12 Months Ended
Dec. 31, 2017
Commitments [Abstract]
COMMITMENTS

NOTE 13 – COMMITMENTS

Lease Obligation

The Company’s subsidiaries lease office spaces under operating leases. Operating lease expense amounted to $89,785, $196,330 and $264,696 for the years ended December 31, 2017, 2016 and 2015.

Future minimum lease payments under non-cancelable operating leases are as follows:

Twelve month ending December 31,
2018	$68,044
2019	10,360
2020	10,360
2021	10,360
2022	5,180
Total	$104,304

Capital commitments

In 2015, the Company formed a new subsidiary REIT Xinyi together with a 30% noncontrolling interest shareholder Xinyi Transportation and plans to construct a new manufacturing plant on a 206,667 square meters land, to produce concrete cutting machines and eco-friendly bricks for road pavement and building construction use. The plant is expected to be fully completed by May 2018 (See Note 7). As of December 31, 2017, the remaining capital commitment was approximately $1.7 million for the related plant construction.